ASSETS AND LIABILITIES IN FOREIGN CURRENCY (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	$ (239,862,750)	$ 23,030,376
ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,985,870,085	1,255,703,197
LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	2,225,732,835	1,232,672,821
US Dollar
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	(245,080,878)
US Dollar | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,961,942,927
US Dollar | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	2,207,023,805
Euro
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	(2,955,350)
Euro | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	15,611,655
Euro | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	18,567,005
Real
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	45,107
Real | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	45,319
Real | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	212
Other
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	8,128,371
Other | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	8,270,184
Other | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	141,813
Deposits | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,714,331,780	1,119,867,567
Deposits | US Dollar | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,700,713,029
Deposits | Euro | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	13,618,751
Non-financial public sector | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	13,172,700	12,049,670
Non-financial public sector | US Dollar | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	13,170,212
Non-financial public sector | Euro | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	2,488
Financial sector | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	4,805	410
Financial sector | US Dollar | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	4,805
Non-financial private sector and foreign residents | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,701,154,275	1,107,817,487
Non-financial private sector and foreign residents | US Dollar | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,687,538,012
Non-financial private sector and foreign residents | Euro | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	13,616,263
Other financial liabilities | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	56,722,106	48,084,770
Other financial liabilities | US Dollar | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	53,242,505
Other financial liabilities | Euro | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	3,337,594
Other financial liabilities | Real | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	212
Other financial liabilities | Other | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	141,795
Financing received from the Argentine Central Bank and other financial entities | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	371,944,377	23,043,361
Financing received from the Argentine Central Bank and other financial entities | US Dollar | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	370,337,703
Financing received from the Argentine Central Bank and other financial entities | Euro | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,606,674
Unsubordinated negotiable obligations | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	81,786,381	40,820,459
Unsubordinated negotiable obligations | US Dollar | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	81,786,381
Other non-financial liabilities | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	948,191	856,664
Other non-financial liabilities | US Dollar | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	944,187
Other non-financial liabilities | Euro | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	3,986
Other non-financial liabilities | Other | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	18
Cash and due from banks | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	872,331,983	589,354,547
Cash and due from banks | US Dollar | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	850,170,067
Cash and due from banks | Euro | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	13,846,413
Cash and due from banks | Real | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	45,319
Cash and due from banks | Other | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	8,270,184
Debt securities at fair value through profit or loss | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	66,376,090	28,651,162
Debt securities at fair value through profit or loss | US Dollar | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	66,376,090
Derivatives | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency		173,162
Other financial assets | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	36,784,605	8,642,779
Other financial assets | US Dollar | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	36,784,605
Loans and other financing | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	804,594,773	487,277,884
Loans and other financing | US Dollar | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	802,829,531
Loans and other financing | Euro | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,765,242
Other debt securities | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	63,243,148	134,111,166
Other debt securities | US Dollar | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	63,243,148
Financial assets in guarantee | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	142,199,254	6,385,160
Financial assets in guarantee | US Dollar | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	142,199,254
Other non-financial assets | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	340,232	$ 1,107,337
Other non-financial assets | US Dollar | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	$ 340,232